Schedule I - Condensed Financial Information of Parent, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Cash and cash equivalents	$ 285,565	$ 180,211	$ 329,105
Deferred tax asset, net	11,675	6,505
Other assets, net	129,377	124,960
Total assets	3,665,159	4,226,472
Liabilities [Abstract]
Payable to related parties	10,077	4,462
Unsecured borrowings, net	619,407	617,664
Deferred tax liability, net	57,935	36,256
Total liabilities	2,786,882	3,524,362
Shareholders' equity	878,277	702,110	543,709	$ 593,235
Total liabilities and shareholders' equity	3,665,159	4,226,472
Fly Leasing Limited [Member]
Assets [Abstract]
Cash and cash equivalents	229,431	43,233	$ 157,014	$ 229,777
Notes receivable from subsidiaries	440,801	466,729
Investments in subsidiaries	1,197,465	1,019,048
Deferred tax asset, net	145	0
Other assets, net	19,553	11,019
Total assets	1,887,395	1,540,029
Liabilities [Abstract]
Payable to related parties	823	729
Payable to subsidiaries	256,473	202,298
Unsecured borrowings, net	734,053	617,664
Deferred tax liability, net	0	3,066
Accrued and other liabilities	17,769	14,162
Total liabilities	1,009,118	837,919
Shareholders' equity	878,277	702,110
Total liabilities and shareholders' equity	$ 1,887,395	$ 1,540,029